Earnings (loss) Per Share (Details) - Schedule of Loss after Income Tax	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Schedule of Loss after Income Tax [Abstract]
Loss after income tax attributable to the owners of the Company	$ (4,700,424)	$ (6,871,965)	$ (341,469)	$ (2,704,845)